Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN TRUSTS
Entity Central Index Key	0000032339
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032303
Shareholder Report [Line Items]
Fund Name	Elfun Trusts
Trading Symbol	ELFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Trusts (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Trusts	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was marked by a new administration which came with policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, corporate earnings and Artificial Intelligence (“A.I.”) investment were strong, supporting equity returns. The Fund underperformed in a market backdrop of growth and momentum leadership, but notably quality stocks lagged. Stock selection in technology stocks detracted from relative returns. Within IT, positions in A.I. beneficiaries such as Nvidia and Applied Materials delivered strong results. However, companies more exposed to the broader economy—such as Texas Instruments—or software names potentially disrupted by A.I.—such as Adobe—lagged. An underweight position in Micron Technologies, a supplier of memory chips boosted by A.I. demand, was the top detractor.

The Fund performed well in the mega-cap segment of the market. Only four of the top ten index names – led by Alphabet -- outperformed in 2025, and the Fund was overweight each of them. Meanwhile, underperformers like Apple and Tesla were portfolio underweights. Alphabet benefitted from robust advertising spend and A.I. tailwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ELFNX	S&P 500® Index
12/31/15	$10,000	$10,000
01/31/16	$9,269	$9,504
02/29/16	$9,271	$9,491
03/31/16	$9,778	$10,135
04/30/16	$9,798	$10,174
05/31/16	$10,031	$10,357
06/30/16	$9,918	$10,384
07/31/16	$10,434	$10,766
08/31/16	$10,491	$10,782
09/30/16	$10,612	$10,784
10/31/16	$10,344	$10,587
11/30/16	$10,449	$10,979
12/31/16	$10,608	$11,196
01/31/17	$11,070	$11,408
02/28/17	$11,537	$11,861
03/31/17	$11,598	$11,875
04/30/17	$11,752	$11,997
05/31/17	$11,828	$12,166
06/30/17	$12,037	$12,242
07/31/17	$12,485	$12,494
08/31/17	$12,571	$12,532
09/30/17	$12,690	$12,790
10/31/17	$12,844	$13,089
11/30/17	$13,165	$13,490
12/31/17	$13,325	$13,640
01/31/18	$14,208	$14,421
02/28/18	$13,767	$13,890
03/31/18	$13,473	$13,537
04/30/18	$13,369	$13,589
05/31/18	$13,725	$13,916
06/30/18	$13,877	$14,002
07/31/18	$14,418	$14,523
08/31/18	$14,753	$14,996
09/30/18	$14,923	$15,081
10/31/18	$13,831	$14,050
11/30/18	$14,146	$14,337
12/31/18	$12,873	$13,042
01/31/19	$14,036	$14,087
02/28/19	$14,444	$14,540
03/31/19	$14,575	$14,822
04/30/19	$15,350	$15,422
05/31/19	$14,421	$14,442
06/30/19	$15,502	$15,460
07/31/19	$15,638	$15,682
08/31/19	$15,384	$15,434
09/30/19	$15,453	$15,723
10/31/19	$16,095	$16,063
11/30/19	$16,898	$16,646
12/31/19	$17,451	$17,149
01/31/20	$17,544	$17,142
02/29/20	$16,350	$15,731
03/31/20	$14,492	$13,788
04/30/20	$16,499	$15,555
05/31/20	$17,473	$16,296
06/30/20	$17,810	$16,620
07/31/20	$18,754	$17,558
08/31/20	$20,233	$18,820
09/30/20	$19,307	$18,105
10/31/20	$18,897	$17,623
11/30/20	$20,966	$19,552
12/31/20	$21,825	$20,304
01/31/21	$21,499	$20,099
02/28/21	$22,463	$20,653
03/31/21	$23,359	$21,558
04/30/21	$24,659	$22,708
05/31/21	$24,866	$22,867
06/30/21	$25,251	$23,401
07/31/21	$25,836	$23,956
08/31/21	$26,273	$24,685
09/30/21	$25,116	$23,537
10/31/21	$26,690	$25,186
11/30/21	$26,120	$25,011
12/31/21	$27,124	$26,132
01/31/22	$26,243	$24,780
02/28/22	$25,202	$24,038
03/31/22	$25,679	$24,931
04/30/22	$23,488	$22,757
05/31/22	$23,471	$22,798
06/30/22	$21,429	$20,916
07/31/22	$23,474	$22,845
08/31/22	$22,436	$21,913
09/30/22	$20,344	$19,895
10/31/22	$21,688	$21,506
11/30/22	$23,001	$22,708
12/31/22	$21,734	$21,399
01/31/23	$23,441	$22,744
02/28/23	$22,751	$22,189
03/31/23	$23,337	$23,004
04/30/23	$23,964	$23,363
05/31/23	$24,602	$23,464
06/30/23	$26,231	$25,015
07/31/23	$27,140	$25,818
08/31/23	$27,006	$25,407
09/30/23	$25,671	$24,196
10/31/23	$25,507	$23,687
11/30/23	$27,923	$25,850
12/31/23	$29,229	$27,025
01/31/24	$30,176	$27,479
02/29/24	$32,295	$28,946
03/31/24	$33,261	$29,878
04/30/24	$31,925	$28,657
05/31/24	$33,540	$30,078
06/30/24	$34,960	$31,157
07/31/24	$35,330	$31,537
08/31/24	$35,979	$32,302
09/30/24	$36,518	$32,992
10/31/24	$36,208	$32,692
11/30/24	$37,816	$34,611
12/31/24	$37,134	$33,786
01/31/25	$38,131	$34,727
02/28/25	$37,134	$34,274
03/31/25	$34,826	$32,343
04/30/25	$34,721	$32,124
05/31/25	$36,923	$34,146
06/30/25	$39,020	$35,882
07/31/25	$40,615	$36,687
08/31/25	$41,108	$37,431
09/30/25	$41,992	$38,797
10/31/25	$43,436	$39,706
11/30/25	$43,322	$39,803
12/31/25	$43,326	$39,827

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
ELFNX	16.68%	14.70%	15.79%
S&P 500® Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 4,539,681,996
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 6,115,556
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$4,539,681,996 Number of Portfolio Holdings43 Portfolio Turnover Rate30% Total Advisory Fees Paid$6,115,556
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	17.1%
Software	12.5%
Interactive Media & Services	12.0%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	5.5%
Capital Markets	5.2%
Pharmaceuticals	4.5%
Banks	4.5%
Electrical Equipment	3.5%
Financial Services	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	10.2%
Microsoft Corp.	8.1%
Apple, Inc.	6.8%
Amazon.com, Inc.	5.5%
Alphabet, Inc., Class C	4.5%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.6%
Eli Lilly & Co.	2.5%

Material Fund Change [Text Block]